Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 71,821	$ 51,118
Work in process	177,661	59,267
Raw materials	172,316	88,844
Inventory, Net	$ 421,798	$ 199,229